Leases - Summary of Detailed Information About Maturity Analysis Of Lease Payments (Detail) - IFRS 16 [Member] € in Millions	Dec. 31, 2019 EUR (€)
Statement [line items]
Undiscounted future cash flows - renewal options	€ 505
Within one year [member]
Statement [line items]
Undiscounted future cash flows - renewal options	2
Between one and two years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	3
Between two and three years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	4
Between three and four years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	6
Between four and five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	7
After five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	€ 483